Mining interests - Versamet Transaction - Narrative (Details) $ in Thousands, shares in Millions					12 Months Ended
	Aug. 13, 2024 USD ($) $ / shares	Aug. 13, 2024 USD ($) shares	Jun. 05, 2024 USD ($) royalty tranche project $ / shares	Jun. 05, 2024 USD ($) shares royalty tranche project	Dec. 31, 2024 USD ($)
Versamet | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in associate					33.00%
Versamet
Disclosure of detailed information about property, plant and equipment [line items]
Number of metal royalties sold | royalty			10	10
Royalty sale, number of tranches | tranche			2	2
Fair value of common shares received					$ 81,433
Value of royalties sold					31,317
Versamet | Kiaka Project
Disclosure of detailed information about property, plant and equipment [line items]
Value of royalties sold					18,488
Versamet | Toega Project
Disclosure of detailed information about property, plant and equipment [line items]
Value of royalties sold					2,599
Versamet | Mocoa Project
Disclosure of detailed information about property, plant and equipment [line items]
Value of royalties sold					$ 10,230
Versamet | Tranche 1
Disclosure of detailed information about property, plant and equipment [line items]
Consideration received in shares (in shares) | shares				122
Portion of consideration paid (received) consisting of equity shares (in CAD per share) | $ / shares			$ 0.80
Fair value of common shares received				$ 71,000
Versamet | Tranche 1 | Kiaka Project
Disclosure of detailed information about property, plant and equipment [line items]
Royalty sale, NSR, percentage			2.70%	2.70%
Value of royalties sold			$ 18,000	$ 18,000
Versamet | Tranche 1 | Toega Project
Disclosure of detailed information about property, plant and equipment [line items]
Royalty sale, NSR, percentage			2.70%	2.70%
Value of royalties sold			$ 3,000	$ 3,000
Versamet | Tranche 1 | Primavera Project
Disclosure of detailed information about property, plant and equipment [line items]
Royalty sale, NSR, percentage			1.50%	1.50%
Value of royalties sold			$ 0	$ 0
Versamet | Tranche 1 | Two Exploration Stage Projects
Disclosure of detailed information about property, plant and equipment [line items]
Value of royalties sold			$ 0	$ 0
Number of exploration stage projects | project			2	2
Versamet | Tranche 2
Disclosure of detailed information about property, plant and equipment [line items]
Consideration received in shares (in shares) | shares		17
Portion of consideration paid (received) consisting of equity shares (in CAD per share) | $ / shares	$ 0.80
Fair value of common shares received		$ 10,000
Royalty sale, NSR, percentage	2.00%	2.00%
Royalty sale, rights of first refusal, exercisable term				60 days
Versamet | Tranche 2 | Mocoa Project
Disclosure of detailed information about property, plant and equipment [line items]
Value of royalties sold	$ 10,000	$ 10,000